Accrued and Other Liabilities (Schedule of Other Liabilities) (Details) (USD $) In Thousands	Jun. 29, 2011	Jun. 30, 2010
Accrued and Other Liabilities
Straight-line rent	$ 55,180	$ 52,241
Insurance	42,674	47,123
Landlord contributions	28,420	30,810
Unrecognized tax benefits	5,245	13,290
Other	5,966	5,504
Other liabilities, total	$ 137,485	$ 148,968